Schedule of stock options outstanding (Details) - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 138,600
Remaining contractual life (years)	9 months 14 days
13-Apr-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 138,600
Expiry date	Apr. 13, 2027
Remaining contractual life (years)	9 months 14 days